STOCK-BASED COMPENSATION - Black-Scholes Option Pricing (Details) - $ / shares							12 Months Ended
	Jan. 02, 2020	Jan. 02, 2019	Mar. 01, 2018	Jan. 02, 2018	Dec. 22, 2017	Oct. 02, 2017	Sep. 30, 2020
Tranche 9 [Member]
Exercise price (US$)							$ 12.70
Average risk-free interest rate							0.76%
Expected option life (year)							3 years
Volatility rate							79.20%
Dividend yield							0.00%
Tranche 10 [Member]
Exercise price (US$)							$ 14.80
Average risk-free interest rate							1.07%
Expected option life (year)							3 years
Volatility rate							79.67%
Dividend yield							0.00%
Tranche 11 [Member]
Exercise price (US$)							$ 13.80
Average risk-free interest rate							1.73%
Expected option life (year)							5 years
Volatility rate							80.72%
Dividend yield							0.00%
Tranche 12 [Member]
Exercise price (US$)							$ 20.50
Average risk-free interest rate							1.79%
Expected option life (year)							10 years
Volatility rate							69.27%
Dividend yield							0.00%
Tranche 13 [Member]
Exercise price (US$)							$ 16.50
Average risk-free interest rate							1.75%
Expected option life (year)							10 years
Volatility rate							69.92%
Dividend yield							0.00%
Tranche 14 [Member]
Exercise price (US$)							$ 20.00
Average risk-free interest rate							1.55%
Expected option life (year)							10 years
Volatility rate							65.37%
Dividend yield							0.00%
Tranche 15 [Member]
Exercise price (US$)							$ 20.70
Average risk-free interest rate							1.94%
Expected option life (year)							5 years
Volatility rate							63.87%
Dividend yield							0.00%
Tranche 16 [Member]
Exercise price (US$)						$ 16.5	$ 16.50
Average risk-free interest rate							1.94%
Expected option life (year)							5 years
Volatility rate							52.40%
Dividend yield							0.00%
Tranche 17 [Member]
Exercise price (US$)					$ 8.0		$ 8.00
Average risk-free interest rate							2.26%
Expected option life (year)							5 years
Volatility rate							63.20%
Dividend yield							0.00%
Tranche 18 [Member]
Exercise price (US$)				$ 9.1			$ 9.10
Average risk-free interest rate							2.25%
Expected option life (year)							5 years
Volatility rate							64.60%
Dividend yield							0.00%
Tranche 19 [Member]
Exercise price (US$)			$ 8.2				$ 8.20
Average risk-free interest rate							2.58%
Expected option life (year)							5 years
Volatility rate							68.20%
Dividend yield							0.00%
Tranche 20 [Member]
Exercise price (US$)		$ 5.19					$ 5.19
Average risk-free interest rate							2.49%
Expected option life (year)							5 years
Volatility rate							103.00%
Dividend yield							0.00%
Tranche 21 [Member]
Exercise price (US$)	$ 5.3						$ 5.30
Average risk-free interest rate							1.67%
Expected option life (year)							5 years
Volatility rate							52.60%
Dividend yield							0.00%